LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

21.    LEASES

The Group’s operating lease primarily represent offices and overseas manufacturing facilities and warehouses. Most of the operating leases are for terms ranging from 2 to 10 years, although terms and conditions can vary from lease to lease. The Group has assessed the specific terms and conditions of each operating lease to determine the amount of the lease payments and the length of the lease term, which includes the minimum period over which lease payments are required plus any renewal options that are both within the Group’s control to exercise and reasonably certain of being exercised upon lease commencement. The Company assesses all relevant factors to determine if sufficient incentives exist as of lease commencement to conclude whether or not renewal is reasonably certain. There are no material residual value guarantees provided by the Company nor any restrictions or covenants imposed by the operating leases to which the Company is a party. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its operating leases to discount the future lease payments over the lease term to present value. The Company does not incur variable lease payments for its operating leases.

The Group’s finance leases primarily represent manufacturing facilities. All of the Group’s finance leases meet one or more of the criteria as: a) the lease transfers ownership of the underlying asset to the Group by the end of the lease term; b) the lease grants the Group an option to purchase the underlying asset that the lessee is reasonably certain to exercise; c) the lease term is for the major part of the remaining economic life of the underlying asset; d) the present value of the sum of the lease payments and any residual value guaranteed by the Group that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. ROU of capital lease is recorded at the aggregate of future minimum lease payments and estimated residual value of the leased equipment. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its capital leases to discount the future lease payments over the lease term to present value.

The balances for the operating and finance leases where the Group Is the lessee are presented as follows (RMB in thousands):

	2024	2025
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	145,663	118,359
Operating lease liabilities - non-current	330,740	190,330
Total operating lease liabilities	476,403	308,689
Operating lease right-of-use assets, net	448,555	257,627

Financing leases:
Financing lease liabilities -current	—	5
Financing lease liabilities -non-current	—	3,360,268
Total financing lease liabilities	—	3,360,273
Financing lease right-of-use assets, net	—	3,360,273

Total right-of use assets, net	448,555	3,617,900

(a) The components of lease expenses were as follows (RMB in thousands):

	For the years ended December 31,
	2024	2025
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	146,561	106,616
Interest of lease liabilities	17,691	25,963
Expenses for short-term lease within 12 months	7,350	29,947
Total lease cost	171,602	162,526

(b) Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	157,422	124,116
Operating cash outflows for finance leases	1,976	—
Financing cash outflows for finance leases	36,587	—
Total cash paid for amounts included in the measurement of lease liabilities:	195,985	124,116

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	44,802	25,664
Financing lease liabilities	—	3,360,273
Total lease obligation accrued in exchange for right-of-use assets:	44,802	3,385,937

(c) Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2024		2025
Weighted-average remaining lease term	3.80	years	2.94	years
Weighted-average discount rate	5.42%		6.10%

Financing leases:

	As of December 31,
	2024	2025
Weighted-average remaining lease term	—	18.85	years
Weighted-average discount rate	—	5.12%

(d) Maturities of operating lease liabilities were as follows (RMB in thousands):

Operating leases:

Year ending December 31,	RMB
Year ended December 31,
2026	132,927
2027	108,536
2028	80,092
Thereafter	14,314
Total undiscounted lease payments	335,869
Less: imputed interest	(27,180)
Total lease liabilities	308,689

Financing leases:

Year ending December 31,	RMB
Year ended December 31,
2026	5
2027	5
2028	5
Thereafter	7,449,810
Total undiscounted lease payments	7,449,825
Less: imputed interest	(4,089,552)
Total lease liabilities	3,360,273